UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price QM U.S. Bond Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

QM U.S. Bond Index Fund	April 30, 2022
PBDIX	Investor Class
TSBLX	I Class
TSBZX	Z Class
T. ROWE PRICE QM U.S. Bond Index Fund

HIGHLIGHTS

■	The QM U.S. Bond Index Fund produced significantly negative returns and performed in line with its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the reporting period.

■	Sector allocations weighed on performance while interest rate management and security selection provided a boost to relative returns.

■	We felt it was imprudent to add more exposure to credit risk with the Federal Reserve intent on tightening policy, economic growth expected to slow in the coming quarters, and geopolitical risks having the potential to keep investors on edge.

■	While favoring a lower-risk stance in the current environment, we seek to earn yield in the portfolio above the benchmark and to take advantage of the pricing inefficiencies that are prevalent in fixed income markets.

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Market Commentary

Dear Shareholder

Global stock markets produced negative returns during the first half of your fund’s fiscal year, the six-month period ended April 30, 2022, while rising bond yields weighed on returns for fixed income investors. Fears concerning new coronavirus variants, rising interest rates, and soaring inflation caused bouts of volatility throughout the period. These concerns were compounded by Russia’s invasion of Ukraine in February, sending markets around the world into correction territory.

All major global and regional equity benchmarks receded during the period. Value shares extended their recent outperformance of growth stocks as equity investors turned risk averse. Although most sectors finished in the red, energy stocks registered exceptional returns as oil prices jumped in response to Russia’s invasion and the ensuing commodity supply crunch. A strong U.S. dollar weighed on returns for U.S. investors in most international markets. Across the style spectrum, developed markets held up better than emerging markets.

In November 2021, the emergence of the omicron variant of the coronavirus prompted worries about the economic outlook and the potential that a resurgence in cases could lead to further supply chain disruptions. While omicron variant trends and restrictions eased in most regions early in 2022, China continued to pursue a “zero-COVID” policy, resulting in large-scale lockdowns and industrial production disruptions.

In February 2022, markets were caught further by surprise when Russia launched a large-scale military offensive into Ukraine. The strong sanctions on Russia that followed raised concerns about supply chains that were already stressed by the coronavirus pandemic. On March 8, the White House announced that the U.S. was cutting off all oil imports from Russia. In response, oil prices surged to their highest level in a decade.

Concerns over inflation intensified over much of the period, driven in part by events in Ukraine and China. Along with supply chain problems, the release of pent-up demand for travel, recreation, and other services also pushed prices higher. In the U.S., consumer prices rose 8.5% in March versus the year before—the highest annual reading since December 1981—driven by accelerating energy and food prices.

Elevated inflation caused global monetary policy to take a hawkish turn. In the U.S., Federal Reserve officials began tapering the central bank’s monthly purchases of Treasuries and agency mortgage-backed securities in November. In March, the Fed approved its first interest rate hike in more than three years and signaled an accelerating pace of rate increases ahead. In Europe, the Bank of England raised its key interest rate three times in a row between December and March, while the European Central Bank indicated in March that it could end its asset purchase program as soon as the third quarter of 2022.

Bond indexes were broadly negative as yields rose across the Treasury yield curve amid surging inflation and expectations of aggressive monetary tightening. (Bond yields and prices move in opposite directions.) Investment-grade corporate bonds experienced significant losses, while municipal bonds suffered through their worst quarter in more than 40 years at the start of 2022 and finished the period lower. Late in the period, multiple portions of the Treasury yield curve inverted briefly, raising fears of a looming recession.

The challenges global markets face are complex and could drive market volatility for some time. Investors will be closely monitoring the Fed’s actions as the central bank attempts to use interest rate hikes to tame inflation without stifling economic growth. Meanwhile, the ongoing geopolitical and humanitarian crisis in Ukraine continues to disrupt supply chains, increase inflationary pressures, and dampen consumer confidence.

During challenging times like these, I am heartened by our firm’s long-term focus and time-tested investment approach. I also recognize that market volatility and sector rotation historically have presented very good opportunities for active investors. I remain confident in the ability of our global research organization to uncover compelling investment ideas that can help deliver superior long-term risk-adjusted performance as market conditions normalize.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
CEO and President

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.

FUND COMMENTARY

How did the fund perform in the past six months?

Your fund returned -9.55% for the six months through April 30, 2022, performing in line with the Bloomberg U.S. Aggregate Bond Index, as shown in the Performance Comparison table. (Performance for I and Z Class shares can vary, reflecting their different fee structures and other factors. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

After experiencing moderate price declines in 2021, the 2022 year-to-date period was historically challenging for fixed income assets. Investors dealt with a confluence of factors, including elevated inflation levels that were exacerbated by the war in Ukraine and a tight labor market that forced the Federal Reserve to shift to a much more hawkish stance despite signs of slowing economic growth. The result was sharply higher U.S. Treasury yields along with wider credit spreads in most sectors. That combination led to some of the worst total returns on record for the U.S. high-grade fixed income market. The Bloomberg U.S. Aggregate Bond Index’s returns for the year-to-date period in 2022 were lower than any full calendar year on record.

Despite the volatile market environment, the fund performed in line with its benchmark for the last six months, as it aims to do.

Interest rate management boosted relative returns. A slightly shorter-than-benchmark duration posture contributed to relative performance as Treasury rates rose significantly over the past six months. (Duration measures a bond’s or a bond portfolio’s sensitivity to interest rate changes.) Additionally, our positioning along the yield curve was helpful with the fund biased toward a flatter curve. Underweighting the two- and five-year portions of the curve, while overweighting longer maturities, helped as an increasingly hawkish Fed pushed shorter-term Treasury yields higher to a greater degree than longer maturities.

Though the fund’s underweight allocation to investment-grade (IG) corporate credit in terms of spread risk added value given the sector’s underperformance, sector allocations in aggregate detracted from relative results. This was largely a result of the fund’s overweight exposure to mortgage-backed securities (MBS). Both agency and non-agency MBS struggled over the period. Spiking U.S. Treasury yields led to concerns over duration extension amid slowing refinancing activity, and high interest rate volatility pressured risk premiums higher. Additionally, the Fed announced that it would end asset purchases of agency MBS and begin reducing its balance sheet earlier than previously indicated, which weighed on sector performance.

Overweight exposure in securitized credit sectors, like asset-backed securities (ABS) and commercial mortgage-backed securities, while underweighting U.S. Treasuries also detracted. Although Treasuries performed poorly in absolute terms, they held up better than investment-grade credit sectors on a duration-adjusted basis in this risk-off environment.

However, overall security selection, mainly driven by agency MBS and ABS, modestly contributed. In agency MBS, overweight exposure to higher-coupon securities helped. Lower-coupon tranches were hurt more directly by decreased demand from the Fed’s asset purchases. In ABS, non-benchmark exposure in whole-business securitizations and high-quality student loan securitizations contributed.

How is the fund positioned?

We trimmed the portfolio’s nominal overweight to IG corporates while remaining underweight to the sector on a risk-weighted basis. However, we held a long position in IG index-level credit default swaps and added slightly to these derivative instruments, which can provide more liquid access to the corporate market relative to the cash bond market.

Outside of a brief pause near the end of March, IG corporate credit spreads widened throughout 2022. While spreads are at more attractive levels, we felt it was imprudent to add more exposure to credit risk with the Fed intent on tightening policy, economic growth expected to slow in the coming quarters, and geopolitical risks having the potential to keep investors on edge.

The portfolio maintained slight overweights to securitized credit sectors in which we had a higher-quality bias. Fundamentals for securitized credit sectors broadly remained strong, aided by healthy consumer balance sheets, continued housing price appreciation, and low loan delinquency rates. We added to high-quality, non-agency residential MBS (RMBS) after spreads widened substantially on increased supply and duration extension. However, our analysts believe RMBS fundamentals remained strong and that wider spread levels represented an attractive opportunity. In addition to boasting solid fundamental support, securitized overweights can help to diversify the portfolio’s credit-risk exposures relative to the benchmark, where risk is highly concentrated in the IG corporate sector.

Portfolio duration ended the period only slightly longer than the benchmark. We believe upward pressure on rates from tighter Fed policy is balanced with expectations for a deceleration in economic growth and a gradual easing of inflation pressures. A substantial amount of policy tightening has also already been priced into the Treasury curve. However, we maintained a mild yield curve-flattening bias in the portfolio, with duration tilted toward the longer end of the curve and away from the two- to five-year section, where rates could still move higher if the market begins to price in higher terminal rate expectations.

What is portfolio management’s outlook?

Treasury yields have significantly increased in reaction to signals from the Fed that it will be aggressive in tightening policy to fight still-elevated inflation, and we believe rates could remain volatile as investors adjust to central bank policy that appears intent on expeditiously tightening financial conditions that remain too loose for the current environment.

In our view, the path of interest rates is likely to follow the path of growth going forward. Despite the unexpectedly weak first-quarter gross domestic product report, we believe a very strong jobs market should help support a continued expansion. Moreover, the tight jobs market is likely to keep the Fed on pace for a steeper tightening cycle than investors have seen in decades. With rate hikes now expected at every upcoming meeting, including at least two 50-basis-point hikes this year, investors are struggling to assess how far the Fed can go before policy becomes overly restrictive.

While the economy should be able to weather rate hikes given strong consumer balance sheets, volatility in both Treasury rates and risk assets is likely to continue as financial conditions turn more restrictive. That said, yields and spreads have risen to more compelling levels that may provide some cushion against further price declines. Volatility could help generate opportunities in various sectors to buy bonds at relatively attractive valuations, and we are maintaining ample liquidity so that we can add to these opportunities as they arise. The current environment doesn’t yet appear conducive to adding risk; however, we seek to earn yield in the portfolio above the benchmark and to take advantage of the pricing inefficiencies that are prevalent in fixed income markets. We remain confident in our investment approach, which is built on a foundation of quantitative portfolio construction elements, augmented with fundamental insights from our deep global credit research platform.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

Funds that invest in fixed income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which results from an increase in interest rates that causes a mortgage bond’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

BENCHMARK INFORMATION

Note: Bloomberg® and Bloomberg U.S. Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses

The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

April 30, 2022 (Unaudited)

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

	Par/Shares	$ Value
ASSET-BACKED SECURITIES 3.2%		
Car Loan 1.3%		
Avis Budget Rental Car Funding AESOP Series 2017-1A, Class B 3.41%, 9/20/23 (1)	83	83
Avis Budget Rental Car Funding AESOP Series 2019-2A, Class B 3.55%, 9/22/25 (1)	1,170	1,144
Avis Budget Rental Car Funding AESOP Series 2020-1A, Class B 2.68%, 8/20/26 (1)	655	616
CarMax Auto Owner Trust Series 2020-1, Class B 2.21%, 9/15/25	3,025	2,976
CarMax Auto Owner Trust Series 2020-3, Class B 1.09%, 3/16/26	2,070	1,988
Carvana Auto Receivables Trust Series 2021-P4, Class C 2.33%, 2/10/28	1,860	1,716
Exeter Automobile Receivables Trust Series 2022-2A, Class C 3.85%, 7/17/28	915	910
Ford Credit Auto Owner Trust Series 2019-1, Class B 3.82%, 7/15/30 (1)	2,745	2,757
Ford Credit Auto Owner Trust Series 2020-2, Class C 1.74%, 4/15/33 (1)	2,020	1,852
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class B 1.32%, 9/15/27	1,625	1,490
GM Financial Consumer Automobile Receivables Trust Series 2020-3, Class D 1.91%, 9/16/27	1,310	1,276
World Omni Select Auto Trust Series 2019-A, Class B 2.17%, 12/15/25	15	15
		16,823
Credit Card 0.0%		
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62%, 10/15/25	610	612
		612

Other Asset-Backed Securities 1.1%		
Carlyle U.S. Series 2019-4A, Class A11R, CLO, FRN 3M TSFR + 1.32%, 2.166%, 4/15/35 (1)	2,280	2,257
CIFC Funding Series 2021-3A, Class A, CLO, FRN 3M USD LIBOR + 1.14%, 2.184%, 7/15/36 (1)	1,565	1,548
CNH Equipment Trust Series 2019-C, Class B 2.35%, 4/15/27	2,345	2,307
Driven Brands Funding Series 2020-1A, Class A2 3.786%, 7/20/50 (1)	786	741
Driven Brands Funding Series 2021-1A, Class A2 2.791%, 10/20/51 (1)	1,696	1,471
Dryden Series 2020-77A, Class AR, CLO, FRN 3M USD LIBOR + 1.12%, 1.60%, 5/20/34 (1)	2,155	2,129
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69%, 3/25/30 (1)	117	115
Hardee's Funding Series 2018-1A, Class A2II 4.959%, 6/20/48 (1)	1,293	1,299
Madison Park Funding XXXIII Series 2019-33A, Class AR, CLO, FRN 3M TSFR + 1.29%, 2.136%, 10/15/32 (1)	1,255	1,245
MVW Series 2019-2A, Class A 2.22%, 10/20/38 (1)	1,216	1,170
MVW Series 2020-1A, Class A 1.74%, 10/20/37 (1)	370	353
MVW Owner Trust Series 2017-1A, Class B 2.75%, 12/20/34 (1)	34	33
Sierra Timeshare Receivables Funding Series 2018-2A, Class A 3.50%, 6/20/35 (1)	18	18
		14,686
Student Loan 0.8%		
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13%, 2/15/68 (1)	917	906
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60%, 8/15/68 (1)	889	877

Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40%, 10/15/68 (1)	1,010	988
Navient Private Education Refi Loan Trust Series 2020-A, Class A2A 2.46%, 11/15/68 (1)	1,221	1,160
Navient Private Education Refi Loan Trust Series 2020-GA, Class A 1.17%, 9/16/69 (1)	371	357
Navient Private Education Refi Loan Trust Series 2020-HA, Class A 1.31%, 1/15/69 (1)	375	361
SMB Private Education Loan Trust Series 2018-B, Class A2A 3.60%, 1/15/37 (1)	656	648
SMB Private Education Loan Trust Series 2020-A, Class A2A 2.23%, 9/15/37 (1)	614	589
SMB Private Education Loan Trust Series 2020-B, Class A1A 1.29%, 7/15/53 (1)	1,640	1,540
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.07%, 1/15/53 (1)	3,166	2,875
		10,301
Total Asset-Backed Securities (Cost $44,141)		**42,422**

CORPORATE BONDS 30.9%

FINANCIAL INSTITUTIONS 12.5%

Banking 7.3%

ABN AMRO Bank, 4.75%, 7/28/25 (1)	390	392
Ally Financial, 2.20%, 11/2/28	1,505	1,304
Banco Santander, 3.125%, 2/23/23	600	601
Banco Santander, 3.49%, 5/28/30	600	546
Banco Santander, 3.848%, 4/12/23	1,400	1,409
Banco Santander Mexico, 5.375%, 4/17/25 (1)	1,260	1,293
Bank of America, 3.50%, 4/19/26	600	588
Bank of America, 4.00%, 1/22/25	650	650
Bank of America, 4.20%, 8/26/24	290	293
Bank of America, 6.00%, 10/15/36	300	339
Bank of America, 7.75%, 5/14/38	150	193
Bank of America, VR, 2.592%, 4/29/31 (2)	1,875	1,627
Bank of America, VR, 2.676%, 6/19/41 (2)	1,575	1,179
Bank of America, VR, 3.55%, 3/5/24 (2)	2,530	2,529

Bank of America, VR, 3.824%, 1/20/28 (2)	2,280	2,210
Bank of America, VR, 4.244%, 4/24/38 (2)	45	43
Bank of Nova Scotia, 1.625%, 5/1/23	2,800	2,768
Barclays, VR, 2.852%, 5/7/26 (2)	1,640	1,569
Barclays Bank, 1.70%, 5/12/22	820	820
BPCE, 4.00%, 9/12/23 (1)	1,550	1,557
BPCE, 4.50%, 3/15/25 (1)	1,015	1,012
BPCE, 5.70%, 10/22/23 (1)	850	870
Capital One Financial, 3.65%, 5/11/27	1,430	1,387
Capital One Financial, 3.90%, 1/29/24	810	814
Citigroup, 5.875%, 1/30/42	450	507
Citigroup, VR, 3.887%, 1/10/28 (2)	2,050	1,996
Citigroup, VR, 4.075%, 4/23/29 (2)	1,920	1,865
Citizens Financial Group, VR, 4.30%, 2/11/31 (2)	575	569
Credit Suisse, 2.95%, 4/9/25	1,080	1,048
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(2)	1,765	1,629
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(2)	1,400	1,335
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2)	745	743
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	2,290	2,216
Discover Bank, 2.70%, 2/6/30	2,000	1,753
Discover Financial Services, 3.75%, 3/4/25	1,440	1,439
Fifth Third Bancorp, 1.625%, 5/5/23	920	907
Goldman Sachs Group, 3.50%, 1/23/25	750	743
Goldman Sachs Group, 3.80%, 3/15/30	1,270	1,201
Goldman Sachs Group, 4.25%, 10/21/25	825	835
Goldman Sachs Group, 6.75%, 10/1/37	455	526
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2)	1,915	1,889
HSBC Bank USA, 5.875%, 11/1/34 (3)	550	589
HSBC Holdings, VR, 2.013%, 9/22/28 (2)	3,345	2,919
ING Groep, 3.55%, 4/9/24	2,640	2,632
Intesa Sanpaolo, 3.125%, 7/14/22 (1)	1,055	1,054
Intesa Sanpaolo, 3.375%, 1/12/23 (1)	375	375
JPMorgan Chase, 2.95%, 10/1/26	980	937
JPMorgan Chase, 3.375%, 5/1/23	2,085	2,105
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	1,230	1,079
JPMorgan Chase, VR, 3.559%, 4/23/24 (2)	1,250	1,250
JPMorgan Chase, VR, 3.782%, 2/1/28 (2)	990	960
JPMorgan Chase, VR, 3.882%, 7/24/38 (2)	1,405	1,289
KeyCorp, 2.25%, 4/6/27 (3)	1,950	1,800
Lloyds Banking Group, VR, 1.326%, 6/15/23 (2)	720	718
M&T Bank, 3.55%, 7/26/23	2,140	2,148
Manufacturers & Traders Trust, 3.40%, 8/17/27 (3)	250	243
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25	2,200	2,103
Morgan Stanley, 3.125%, 7/27/26	2,000	1,917
Morgan Stanley, 4.10%, 5/22/23	1,290	1,303
Morgan Stanley, 4.30%, 1/27/45	750	708

Morgan Stanley, 6.25%, 8/9/26	175	190
Morgan Stanley, VR, 2.188%, 4/28/26 (2)	1,410	1,330
Morgan Stanley, VR, 3.971%, 7/22/38 (2)	830	769
NatWest Group, VR, 4.519%, 6/25/24 (2)	2,050	2,066
NatWest Markets, 2.375%, 5/21/23 (1)	2,505	2,480
PNC Bank, 3.50%, 6/8/23	2,025	2,037
Royal Bank of Canada, 1.60%, 4/17/23	2,345	2,325
State Street, 3.10%, 5/15/23	265	266
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23	2,620	2,643
Synchrony Financial, 4.25%, 8/15/24	1,735	1,732
Toronto-Dominion Bank, 1.15%, 6/12/25	1,725	1,601
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2)	245	240
Truist Financial, 1.95%, 6/5/30 (3)	1,470	1,257
UBS Group, VR, 1.364%, 1/30/27 (1)(2)	1,700	1,522
Wells Fargo, VR, 2.188%, 4/30/26 (2)	1,655	1,563
Wells Fargo, VR, 2.393%, 6/2/28 (2)	2,415	2,190
		97,534
Brokerage Asset Managers Exchanges 0.5%		
Eaton Vance, 3.625%, 6/15/23	25	25
Intercontinental Exchange, 1.85%, 9/15/32	1,735	1,396
Intercontinental Exchange, 3.45%, 9/21/23	1,155	1,162
National Securities Clearing, 1.50%, 4/23/25 (1)	3,605	3,409
		5,992
Finance Companies 0.7%		
AerCap Ireland Capital, 3.30%, 1/23/23	485	485
AerCap Ireland Capital, 4.125%, 7/3/23	1,915	1,912
AerCap Ireland Capital, 4.875%, 1/16/24	825	830
AerCap Ireland Capital, 6.50%, 7/15/25	655	677
Air Lease, 2.20%, 1/15/27	1,320	1,178
Air Lease, 3.625%, 4/1/27	830	789
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	495	485
GATX, 4.35%, 2/15/24	2,355	2,384
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	525	516
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	329	328
		9,584
Insurance 2.3%		
AIA Group, 3.20%, 3/11/25 (1)	510	506
AIG Global Funding, 2.30%, 7/1/22 (1)	15	15
Allstate, 6.125%, 12/15/32	150	173
American International Group, 3.875%, 1/15/35	425	400
Anthem, 4.55%, 3/1/48	1,135	1,105
Anthem, 4.65%, 1/15/43	485	476
Aon, 2.20%, 11/15/22	25	25
Aon, 3.875%, 12/15/25	405	407
Chubb INA Holdings, 3.35%, 5/15/24	550	551

Equitable Holdings, 3.90%, 4/20/23	312	314
Fidelity National Financial, 4.50%, 8/15/28	1,615	1,593
First American Financial, 4.60%, 11/15/24	410	416
High Street Funding Trust I, 4.111%, 2/15/28 (1)	1,100	1,086
Humana, 2.15%, 2/3/32	1,050	866
Humana, 3.70%, 3/23/29	880	847
Jackson National Life Global Funding, 1.75%, 1/12/25 (1)	3,535	3,351
Liberty Mutual Group, 4.50%, 6/15/49 (1)	1,670	1,551
Liberty Mutual Group, 4.85%, 8/1/44 (1)	1,370	1,372
Lincoln National, 3.80%, 3/1/28	1,205	1,189
Marsh & McLennan, 3.30%, 3/14/23	210	211
Marsh & McLennan, 3.50%, 6/3/24	1,915	1,924
New York Life Insurance, 3.75%, 5/15/50 (1)	1,415	1,230
Principal Financial Group, 2.125%, 6/15/30	1,900	1,619
Principal Financial Group, 3.30%, 9/15/22	5	5
Principal Financial Group, 3.40%, 5/15/25	1,215	1,199
Principal Financial Group, 3.70%, 5/15/29	10	10
Protective Life Global Funding, 1.17%, 7/15/25 (1)	2,345	2,162
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	1,400	1,323
Travelers, 6.25%, 6/15/37	225	269
UnitedHealth Group, 2.00%, 5/15/30	10	9
UnitedHealth Group, 3.50%, 8/15/39	1,960	1,760
UnitedHealth Group, 3.75%, 7/15/25	400	403
UnitedHealth Group, 4.75%, 7/15/45	900	931
Willis North America, 3.60%, 5/15/24	435	434
Willis North America, 4.50%, 9/15/28	1,110	1,110
		30,842
Real Estate Investment Trusts 1.7%		
Alexandria Real Estate Equities, 3.95%, 1/15/27	10	10
Alexandria Real Estate Equities, 4.00%, 2/1/50	1,975	1,745
American Campus Communities Operating Partnership, 3.625%, 11/15/27	1,811	1,802
American Campus Communities Operating Partnership, 4.125%, 7/1/24	540	547
Boston Properties, 3.125%, 9/1/23	900	900
Brixmor Operating Partnership, 3.90%, 3/15/27	495	485
Brixmor Operating Partnership, 4.05%, 7/1/30	760	720
Duke Realty, 4.00%, 9/15/28	2,110	2,100
ERP Operating, 3.00%, 4/15/23 (3)	35	35
Essex Portfolio, 2.65%, 3/15/32	660	573
Essex Portfolio, 4.50%, 3/15/48	1,455	1,395
Federal Realty Investment Trust, 2.75%, 6/1/23	1,000	998
Healthcare Realty Trust, 3.625%, 1/15/28	605	581
Healthpeak Properties, 2.125%, 12/1/28	710	630
Healthpeak Properties, 2.875%, 1/15/31	420	375

Highwoods Realty, 3.625%, 1/15/23	880	880
Kilroy Realty, 3.45%, 12/15/24	750	738
Kilroy Realty, 4.375%, 10/1/25	335	340
Life Storage, 4.00%, 6/15/29	15	14
Public Storage, 1.95%, 11/9/28	1,285	1,138
Realty Income, 2.20%, 6/15/28	685	612
Realty Income, 3.95%, 8/15/27	835	831
Realty Income, 4.625%, 11/1/25	1,775	1,822
Regency Centers, 3.60%, 2/1/27	350	342
Regency Centers, 4.125%, 3/15/28	520	516
Simon Property Group, 3.80%, 7/15/50 (3)	2,830	2,458
		22,587
Total Financial Institutions		166,539
INDUSTRIAL 16.7%		
Basic Industry 0.4%		
Air Products & Chemicals, 1.50%, 10/15/25 (3)	150	141
Celulosa Arauco y Constitucion, 3.875%, 11/2/27	570	552
LYB International Finance II, 3.50%, 3/2/27	1,000	976
Nucor, 2.70%, 6/1/30	775	691
Nucor, 3.95%, 5/1/28	1,405	1,405
Nutrien, 4.00%, 12/15/26 (3)	525	531
Packaging Corp. of America, 3.65%, 9/15/24	395	396
		4,692
Capital Goods 0.6%		
Boral Finance, 3.00%, 11/1/22 (1)	125	124
CRH America Finance, 3.95%, 4/4/28 (1)	1,700	1,682
General Dynamics, 3.25%, 4/1/25	35	35
General Electric, 6.75%, 3/15/32	204	238
L3Harris Technologies, 3.832%, 4/27/25	295	295
Lockheed Martin, 3.60%, 3/1/35	240	226
Lockheed Martin, 4.07%, 12/15/42	184	178
Raytheon Technologies, 7.20%, 8/15/27	200	233
Republic Services, 2.50%, 8/15/24	20	20
Republic Services, 3.375%, 11/15/27 (3)	585	568
Roper Technologies, 1.40%, 9/15/27 (3)	3,630	3,180
Roper Technologies, 2.00%, 6/30/30	575	482
Roper Technologies, 2.95%, 9/15/29	685	629
Roper Technologies, 3.80%, 12/15/26	660	655
Vulcan Materials, 4.50%, 6/15/47	5	5
		8,550
Communications 3.4%		
America Movil SAB de CV, 2.875%, 5/7/30	1,500	1,350
America Movil SAB de CV, 3.625%, 4/22/29	1,475	1,410
America Movil SAB de CV, 6.375%, 3/1/35	300	348
American Tower, 1.45%, 9/15/26	2,500	2,233

American Tower, 2.40%, 3/15/25	1,010	969
AT&T, 2.25%, 2/1/32	3,500	2,908
AT&T, 3.50%, 6/1/41	3,985	3,306
AT&T, 4.35%, 3/1/29	1,020	1,032
Charter Communications Operating, 2.80%, 4/1/31	2,365	1,973
Charter Communications Operating, 3.70%, 4/1/51	1,795	1,274
Charter Communications Operating, 4.908%, 7/23/25	1,230	1,253
Comcast, 2.65%, 2/1/30	10	9
Comcast, 3.20%, 7/15/36	80	70
Comcast, 3.90%, 3/1/38	2,910	2,705
Comcast, 3.95%, 10/15/25	845	856
Crown Castle International, 2.25%, 1/15/31	1,665	1,375
Crown Castle International, 3.70%, 6/15/26	700	689
Crown Castle Towers, 3.663%, 5/15/25 (1)	195	193
Fox, 4.03%, 1/25/24	600	606
Interpublic Group, 4.20%, 4/15/24	410	415
Magallanes, 5.05%, 3/15/42 (1)	3,120	2,832
Omnicom Group, 3.60%, 4/15/26	695	687
Omnicom Group, 3.65%, 11/1/24	460	461
Rogers Communications, 3.625%, 12/15/25	335	333
SBA Tower Trust, 2.836%, 1/15/25 (1)	1,005	974
T-Mobile USA, 3.75%, 4/15/27	3,565	3,454
Time Warner Cable, 6.55%, 5/1/37	235	247
Time Warner Cable, 6.75%, 6/15/39	275	294
Verizon Communications, 1.68%, 10/30/30	625	508
Verizon Communications, 2.65%, 11/20/40	6,700	5,067
Verizon Communications, 4.00%, 3/22/50	1,500	1,335
Verizon Communications, 4.272%, 1/15/36	745	721
Vodafone Group, 4.25%, 9/17/50	700	609
Vodafone Group, 4.875%, 6/19/49	20	19
Walt Disney, 3.70%, 10/15/25	285	287
Weibo, 3.50%, 7/5/24	1,275	1,245
WPP Finance 2010, 3.75%, 9/19/24	1,350	1,345
		45,392
Consumer Cyclical 2.9%		
Alibaba Group Holding, 4.00%, 12/6/37 (3)	4,000	3,469
Amazon.com, 2.80%, 8/22/24	585	582
Amazon.com, 3.875%, 8/22/37	930	906
Amazon.com, 5.20%, 12/3/25 (3)	1,053	1,115
AutoZone, 1.65%, 1/15/31	2,000	1,601
AutoZone, 3.125%, 4/18/24	2,320	2,309
AutoZone, 3.125%, 4/21/26	445	433
AutoZone, 3.75%, 6/1/27	20	20
BMW U.S. Capital, 3.80%, 4/6/23 (1)	3,805	3,846
Booking Holdings, 3.60%, 6/1/26 (3)	665	661

Booking Holdings, 3.65%, 3/15/25 (3)	810	811
Expedia Group, 5.00%, 2/15/26	1,070	1,097
General Motors, 4.00%, 4/1/25	1,090	1,088
General Motors Financial, 3.55%, 7/8/22	15	15
Home Depot, 5.875%, 12/16/36	3,000	3,542
Hyatt Hotels, 3.375%, 7/15/23	185	184
Hyundai Capital America, 1.30%, 1/8/26 (1)	1,510	1,355
Hyundai Capital America, 5.75%, 4/6/23 (1)	2,775	2,833
McDonald's, 1.45%, 9/1/25 (3)	935	874
McDonald's, 3.30%, 7/1/25	15	15
O'Reilly Automotive, 3.60%, 9/1/27	20	20
O'Reilly Automotive, 3.80%, 9/1/22	10	10
O'Reilly Automotive, 3.90%, 6/1/29	2,470	2,392
PACCAR Financial, 2.65%, 5/10/22	25	25
PACCAR Financial, 2.65%, 4/6/23 (3)	1,030	1,027
QVC, 4.375%, 3/15/23	2,020	2,015
QVC, 4.45%, 2/15/25	75	73
QVC, 4.85%, 4/1/24	840	836
Ross Stores, 1.875%, 4/15/31 (3)	300	247
Ross Stores, 4.60%, 4/15/25	3,575	3,658
TJX, 1.60%, 5/15/31 (3)	1,425	1,170
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1)	305	305
		38,534
Consumer Non-Cyclical 4.0%		
Abbott Laboratories, 1.15%, 1/30/28	1,155	1,013
Abbott Laboratories, 3.40%, 11/30/23	784	791
Abbott Laboratories, 4.75%, 11/30/36	1,535	1,644
AbbVie, 3.20%, 5/14/26	225	219
AbbVie, 3.60%, 5/14/25	880	875
AbbVie, 4.45%, 5/14/46	1,280	1,209
AbbVie, 4.50%, 5/14/35	1,235	1,220
AbbVie, 4.70%, 5/14/45	1,385	1,342
Agilent Technologies, 3.875%, 7/15/23	920	932
Altria Group, 2.35%, 5/6/25	250	240
Amgen, 2.77%, 9/1/53	1,239	876
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	30	32
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	1,390	1,484
Banner Health, 1.897%, 1/1/31 (3)	850	720
Banner Health, 2.913%, 1/1/51	35	27
BAT Capital, 4.39%, 8/15/37	1,515	1,291
Becton Dickinson & Company, 2.823%, 5/20/30	2,135	1,915
Becton Dickinson & Company, 3.70%, 6/6/27	1,114	1,091
Bestfoods, 6.625%, 4/15/28	5	6
Biogen, 2.25%, 5/1/30	2,885	2,404
Biogen, 3.625%, 9/15/22	570	573

Bristol-Myers Squibb, 3.55%, 8/15/22	905	906
Bristol-Myers Squibb, 4.25%, 10/26/49	1,055	1,014
Cardinal Health, 3.41%, 6/15/27	1,405	1,366
Cardinal Health, 3.75%, 9/15/25	905	903
Centra Health, 4.70%, 1/1/48	25	24
Cigna, 3.00%, 7/15/23	340	341
Cigna, 3.75%, 7/15/23	1,005	1,012
CommonSpirit Health, 2.76%, 10/1/24	865	848
CommonSpirit Health, 2.782%, 10/1/30	980	866
CommonSpirit Health, 3.91%, 10/1/50	40	35
CVS Health, 1.875%, 2/28/31	1,135	930
CVS Health, 2.70%, 8/21/40	425	320
CVS Health, 5.125%, 7/20/45	925	927
Danone, 2.947%, 11/2/26 (1)	1,065	1,029
Diageo Capital, 1.375%, 9/29/25	1,080	1,008
Evernorth Health, 3.00%, 7/15/23	20	20
Gilead Sciences, 3.25%, 9/1/22	600	601
Hackensack Meridian Health, 4.211%, 7/1/48	1,680	1,628
Hasbro, 3.00%, 11/19/24	1,395	1,386
Hasbro, 3.55%, 11/19/26	1,920	1,874
HCA, 4.125%, 6/15/29	1,695	1,625
Indiana University Health Obligated Group, 3.97%, 11/1/48	1,030	991
JDE Peet's, 1.375%, 1/15/27 (1)	1,245	1,088
Keurig Dr Pepper, 2.55%, 9/15/26 (3)	450	426
Mass General Brigham, Series 2020, 3.192%, 7/1/49	1,905	1,558
MedStar Health, Series 20A, 3.626%, 8/15/49	920	811
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55	600	588
Northwell Healthcare, 3.979%, 11/1/46 (3)	1,275	1,119
PerkinElmer, 1.90%, 9/15/28	1,575	1,363
Perrigo Finance Unlimited, 3.90%, 6/15/30	1,725	1,548
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	659	657
Stanford Health Care, Series 2018, 3.795%, 11/15/48	440	407
Takeda Pharmaceutical, 2.05%, 3/31/30	2,310	1,947
West Virginia United Health System Obligated Group, Series 2018, 4.924%, 6/1/48	1,620	1,703
		52,773
Energy 2.7%		
Boardwalk Pipelines, 3.40%, 2/15/31	2,130	1,883
Boardwalk Pipelines, 4.45%, 7/15/27	230	227
Boardwalk Pipelines, 4.95%, 12/15/24	380	382
BP Capital Markets America, 3.194%, 4/6/25	2,900	2,870
BP Capital Markets America, 3.41%, 2/11/26	1,280	1,263
Cameron LNG, 2.902%, 7/15/31 (1)	520	469
Cameron LNG, 3.701%, 1/15/39 (1)	430	381
Canadian Natural Resources, 2.95%, 1/15/23 (3)	1,475	1,477
Canadian Natural Resources, 2.95%, 7/15/30	1,520	1,355

Chevron, 1.995%, 5/11/27	1,350	1,250
ConocoPhillips, 4.95%, 3/15/26	1,900	1,999
DCP Midstream Operating, 3.875%, 3/15/23 (3)	15	15
Enbridge, 4.00%, 10/1/23	420	424
Enbridge, 4.25%, 12/1/26	355	357
Enbridge, 5.50%, 12/1/46	555	591
Enbridge Energy Partners, 5.50%, 9/15/40	170	178
Energy Transfer, 3.75%, 5/15/30	680	626
Energy Transfer, 5.25%, 4/15/29	1,105	1,120
Eni, Series X-R, 4.00%, 9/12/23 (1)	620	624
EOG Resources, 2.625%, 3/15/23 (3)	2,175	2,175
EOG Resources, 4.375%, 4/15/30	1,710	1,750
Exxon Mobil, 1.571%, 4/15/23 (3)	4,155	4,122
Florida Gas Transmission, 3.875%, 7/15/22 (1)	455	456
Pioneer Natural Resources, 1.125%, 1/15/26	695	629
Sabine Pass Liquefaction, 4.20%, 3/15/28	815	799
Sabine Pass Liquefaction, 4.50%, 5/15/30	655	648
Schlumberger Holdings, 3.75%, 5/1/24 (1)	1,075	1,081
Spectra Energy Partners, 3.375%, 10/15/26	460	446
Spectra Energy Partners, 4.75%, 3/15/24	25	25
Suncor Energy, 3.10%, 5/15/25	760	744
TotalEnergies Capital International, 2.434%, 1/10/25	40	39
TotalEnergies Capital International, 2.986%, 6/29/41	2,410	1,976
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	790	746
Valero Energy, 2.85%, 4/15/25	930	905
Williams, 4.85%, 3/1/48	190	181
Woodside Finance, 3.70%, 9/15/26 (1)	330	322
Woodside Finance, 3.70%, 3/15/28 (1)	435	412
Woodside Finance, 4.50%, 3/4/29 (1)	1,435	1,415
		36,362
Industrial Other 0.2%		
Alfa SAB de CV, 5.25%, 3/25/24 (1)	200	202
Georgetown University, Series B, 4.315%, 4/1/49	1,475	1,392
Northwestern University, Series 2020, 2.64%, 12/1/50	1,280	986
President & Fellows of Harvard College, 3.619%, 10/1/37	385	370
		2,950
Technology 1.7%		
Apple, 3.20%, 5/13/25	45	45
Baidu, 3.875%, 9/29/23 (3)	1,555	1,571
Fiserv, 3.20%, 7/1/26	10	10
Keysight Technologies, 4.55%, 10/30/24	1,427	1,444
Micron Technology, 4.185%, 2/15/27	855	853
Moody's, 2.00%, 8/19/31 (3)	1,660	1,386
NXP, 3.15%, 5/1/27 (1)	395	372
PayPal Holdings, 1.65%, 6/1/25	3,405	3,216

QUALCOMM, 3.25%, 5/20/27 (3)	1,004	983
RELX Capital, 3.00%, 5/22/30	1,120	1,012
RELX Capital, 3.50%, 3/16/23	535	538
ServiceNow, 1.40%, 9/1/30	3,710	2,987
Tencent Holdings, 2.985%, 1/19/23 (1)	550	549
Texas Instruments, 1.375%, 3/12/25	655	622
Thomson Reuters, 3.35%, 5/15/26	225	221
Visa, 2.15%, 9/15/22	1,025	1,026
VMware, 1.40%, 8/15/26	3,475	3,114
Western Union, 2.85%, 1/10/25	5	5
Western Union, 6.20%, 11/17/36	2,684	2,782
		22,736
Transportation 0.8%		
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	525	498
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24	646	634
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32	31	28
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	118
Canadian National Railway, 6.25%, 8/1/34	95	111
Canadian Pacific Railway, 1.75%, 12/2/26	845	768
Delta Air Lines, 3.80%, 4/19/23	550	547
ERAC USA Finance, 3.85%, 11/15/24 (1)	15	15
ERAC USA Finance, 4.50%, 2/15/45 (1)	260	239
Kansas City Southern, 2.875%, 11/15/29	1,140	1,039
Kansas City Southern, 3.00%, 5/15/23	355	355
Kansas City Southern, 3.50%, 5/1/50 (3)	1,155	947
Kansas City Southern, 4.70%, 5/1/48	720	709
Norfolk Southern, 5.59%, 5/17/25	48	51
Transurban Finance, 2.45%, 3/16/31 (1)	1,820	1,530
Transurban Finance, 3.375%, 3/22/27 (1)	235	228
Transurban Finance, 4.125%, 2/2/26 (1)	185	187
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22	438	438
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28	697	622
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30	1,030	933
		9,997
Total Industrial		221,986
UTILITY 1.7%		
Electric 1.5%		
Ausgrid Finance, 3.85%, 5/1/23 (1)	1,120	1,123
Berkshire Hathaway Energy, 6.125%, 4/1/36	170	193
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33 (3)	100	121
CMS Energy, 4.875%, 3/1/44	635	632
Duke Energy, 2.65%, 9/1/26	355	335
Duke Energy, 3.75%, 9/1/46	280	231
Duke Energy Florida, 6.35%, 9/15/37	170	200
Duke Energy Progress, 6.30%, 4/1/38	100	118

Exelon, 3.40%, 4/15/26	1,815	1,772
Metropolitan Edison, 4.30%, 1/15/29 (1)	2,320	2,332
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	1,765	1,725
Mississippi Power, 3.95%, 3/30/28	905	894
Nevada Power, Series N, 6.65%, 4/1/36	400	479
Pacific Gas & Electric, 2.10%, 8/1/27	1,985	1,719
PacifiCorp, 4.125%, 1/15/49	1,400	1,271
PacifiCorp, 6.25%, 10/15/37	90	103
PECO Energy, 5.95%, 10/1/36	150	172
Public Service Electric & Gas, 5.70%, 12/1/36	180	199
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37	170	186
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49	1,790	1,665
Southern, 4.40%, 7/1/46	1,935	1,765
Tampa Electric, 6.15%, 5/15/37 (3)	700	806
Virginia Electric & Power, Series A, 2.875%, 7/15/29	1,100	1,007
Vistra Operations, 3.55%, 7/15/24 (1)	1,285	1,259
		20,307
Natural Gas 0.2%		
APT Pipelines, 4.25%, 7/15/27 (1)	385	384
NiSource, 1.70%, 2/15/31	1,280	1,002
NiSource, 3.49%, 5/15/27	710	693
NiSource, 3.95%, 3/30/48	1,000	836
Southern California Gas, Series KK, 5.75%, 11/15/35	140	153
		3,068
Total Utility		23,375
Total Corporate Bonds (Cost $441,052)		**411,900**
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.2%		
Local Authorities 0.5%		
Province of Alberta, 3.30%, 3/15/28	1,605	1,604
Province of Manitoba, 2.60%, 4/16/24	1,507	1,499
Province of New Brunswick, 3.625%, 2/24/28	2,545	2,593
Province of Quebec, 2.875%, 10/16/24	35	35
Province of Quebec, 7.50%, 9/15/29	104	131
		5,862
Owned No Guarantee 0.2%		
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1)	295	318
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)	570	533
Pertamina Persero, 4.30%, 5/20/23 (1)	650	657
Perusahaan Gas Negara, 5.125%, 5/16/24 (1)	405	415
State Grid Overseas Investment, 3.75%, 5/2/23 (1)	1,155	1,163
		3,086

Sovereign 0.5%		
Government of Qatar, 3.75%, 4/16/30 (1)(3)	730	739
Republic of Colombia, 4.00%, 2/26/24 (3)	260	256
Republic of Poland, 3.25%, 4/6/26	890	884
United Mexican States, 2.659%, 5/24/31 (3)	5,154	4,331
United Mexican States, 8.00%, 9/24/22	300	304
		6,514
Total Foreign Government Obligations & Municipalities (Cost $16,091)		**15,462**
MUNICIPAL SECURITIES 3.3%		
California 0.5%		
Bay Area Toll Auth., Build America, Series S-1, 6.918%, 4/1/40	710	919
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10, 3.176%, 4/1/41	1,275	1,073
California, Build America, GO, 7.625%, 3/1/40	1,350	1,862
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (4)	250	259
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	700	900
Regents of the Univ. of California Medical Center Ed Revenue Bonds, Series N, 3.256%, 5/15/60	700	552
San Diego County Water Auth., Build America, Series B, 6.138%, 5/1/49	275	351
San Jose Redev. Agency, Senior Tax Allocation, Series A, 3.375%, 8/1/34	610	565
Univ. of California Regents, Series AJ, 4.601%, 5/15/31	20	21
Univ. of California Regents, Build America, 5.77%, 5/15/43	470	549
		7,051
Florida 0.1%		
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%, 4/1/50	1,425	1,258
		1,258
Georgia 0.2%		
Municipal Electric Auth. of Georgia, Build America, Vogtle Units, 6.655%, 4/1/57	1,758	2,195
		2,195
Illinois 0.2%		
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40	1,350	1,686
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30	625	559
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34	315	369
Metropolitan Water Reclamation Dist. of Greater Chicago, Build America, GO, 5.72%, 12/1/38	480	565
		3,179

Maryland 0.2%		
Maryland Economic Development, Seagirt Marine Terminal, Series B, 4.75%, 6/1/42	2,045	1,991
		1,991
Michigan 0.2%		
Detroit City School Dist., Qualified School Construction Bonds, GO, 6.645%, 5/1/29	1,255	1,472
Great Lakes Water Auth. Sewage Disposal System Revenue, Senior Lien, Series A, 3.056%, 7/1/39	450	385
Great Lakes Water Auth. Water Supply System Revenue, Senior Lien, Series C, 3.473%, 7/1/41	1,520	1,348
		3,205
Minnesota 0.2%		
Western Minnesota Municipal Power Agency, Series A, 3.156%, 1/1/39	2,350	2,095
		2,095
New Jersey 0.1%		
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40	1,000	1,358
		1,358
New York 0.3%		
Dormitory Auth. of the State of New York, New York Univ., Series B, 3.879%, 7/1/46	950	893
Dormitory Auth. of the State of New York, New York Univ., Series B, 4.85%, 7/1/48	800	830
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31	1,320	1,480
Metropolitan Transportation Auth., Build America, 7.336%, 11/15/39	145	197
Metropolitan Transportation Auth., Build America, Series A-1, 5.871%, 11/15/39	525	589
New York City Transitional Fin. Auth. Future Tax Secured Revenue, 5.508%, 8/1/37	35	39
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46	40	42
		4,070
Ohio 0.2%		
American Municipal Power, Build America, Series B, 6.449%, 2/15/44	2,005	2,455
		2,455
Oregon 0.1%		
Oregon DOT, Senior Lien, Series B, 1.76%, 11/15/32	2,400	1,933
		1,933
Pennsylvania 0.1%		
Philadelphia Auth. for IDA, 3.964%, 4/15/26	680	684
		684
South Carolina 0.0%		
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23	645	637
		637
Texas 0.4%		
Central Texas Turnpike System, Series C, 3.029%, 8/15/41	40	32

Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38	15	13
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40	3,945	3,407
Grand Parkway Transportation, Series B, 3.236%, 10/1/52	15	13
Texas Private Activity Bond Surface Transportation, North Tarrant Express, Series B, 3.922%, 12/31/49	2,400	2,173
		5,638
Utah 0.1%		
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39	15	17
Utah Transit Auth., Senior Lien, Series B, 3.443%, 12/15/42	1,755	1,545
		1,562
Virginia 0.1%		
Virginia Commonwealth Transportation Board, Build America, Series B, 5.35%, 5/15/35	505	553
Virginia Public Building Auth., Build America, Series B-2, 5.90%, 8/1/30	585	647
		1,200
Wisconsin 0.3%		
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%, 7/1/51	2,520	2,123
Wisconsin General Fund Annual Appropriation, Series A, 3.954%, 5/1/36	1,700	1,693
		3,816
Total Municipal Securities (Cost $46,554)		**44,327**
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.5%		
Collateralized Mortgage Obligations 3.2%		
Angel Oak Mortgage Trust Series 2020-3, Class A1, CMO, ARM 1.691%, 4/25/65 (1)	1,060	1,038
Angel Oak Mortgage Trust Series 2020-6, Class A2, CMO, ARM 1.518%, 5/25/65 (1)	451	435
Angel Oak Mortgage Trust Series 2021-1, Class A1, CMO, ARM 0.909%, 1/25/66 (1)	1,676	1,562
Angel Oak Mortgage Trust Series 2021-2, Class A1, CMO, ARM 0.985%, 4/25/66 (1)	1,338	1,222
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A3, CMO, ARM 2.189%, 9/25/51 (1)	1,316	1,237
Citigroup Mortgage Loan Trust Series 2020-EXP2, Class A3, CMO, ARM 2.50%, 8/25/50 (1)	1,492	1,389

COLT Mortgage Loan Trust Series 2020-3, Class A1, CMO, ARM 1.506%, 4/27/65 (1)	564	551
COLT Mortgage Loan Trust Series 2021-6, Class A1, CMO, ARM 1.907%, 12/25/66 (1)	3,178	2,971
Connecticut Avenue Securities Series 2017-C05, Class 1ED3, CMO, ARM 1M USD LIBOR + 1.20%, 1.868%, 1/25/30	962	946
Connecticut Avenue Securities Series 2017-C06, Class 2ED1, CMO, ARM 1M USD LIBOR + 1.00%, 1.668%, 2/25/30	14	14
Connecticut Avenue Securities Trust Series 2022-R01, Class 1M1, CMO, ARM SOFR30A + 1.00%, 1.289%, 12/25/41 (1)	621	614
Deephaven Residential Mortgage Trust Series 2021-2, Class A1, CMO, ARM 0.899%, 4/25/66 (1)	571	529
Ellington Financial Mortgage Trust Series 2019-2, Class A3, CMO, ARM 3.046%, 11/25/59 (1)	241	235
FWD Securitization Trust Series 2020-INV1, Class A3, CMO, ARM 2.44%, 1/25/50 (1)	477	464
Galton Funding Mortgage Trust Series 2018-1, Class A23, CMO, ARM 3.50%, 11/25/57 (1)	74	71
Galton Funding Mortgage Trust Series 2019-H1, Class A3, CMO, ARM 2.964%, 10/25/59 (1)	994	990
GS Mortgage-Backed Securities Trust Series 2020-INV1, Class A14, CMO, ARM 2.958%, 10/25/50 (1)	1,331	1,229
GS Mortgage-Backed Securities Trust Series 2021-PJ5, Class A8, CMO, ARM 2.50%, 10/25/51 (1)	1,792	1,662
MetLife Securitization Trust Series 2018-1A, Class A, CMO, ARM 3.75%, 3/25/57 (1)	913	909
New Residential Mortgage Loan Trust Series 2019-NQM5, Class A1, CMO, ARM 2.71%, 11/25/59 (1)	639	630
New Residential Mortgage Loan Trust Series 2020-NQM1, Class A3, CMO, ARM 2.769%, 1/26/60 (1)	323	314
New Residential Mortgage Loan Trust Series 2020-NQM2, Class A1, CMO, ARM 1.65%, 5/24/60 (1)	697	678

OBX Trust Series 2019-EXP3, Class 1A9, CMO, ARM 3.50%, 10/25/59 (1)	223	215
OBX Trust Series 2019-EXP3, Class 2A2, CMO, ARM 1M USD LIBOR + 1.10%, 1.768%, 10/25/59 (1)	107	107
Provident Funding Mortgage Trust Series 2019-1, Class B1, CMO, ARM 3.174%, 12/25/49 (1)	2,254	2,056
Sequoia Mortgage Trust Series 2018-CH2, Class A3, CMO, ARM 4.00%, 6/25/48 (1)	141	140
SG Residential Mortgage Trust Series 2019-3, Class A1, CMO, ARM 2.703%, 9/25/59 (1)	66	65
Starwood Mortgage Residential Trust Series 2019-INV1, Class A1, CMO, ARM 2.61%, 9/27/49 (1)	19	19
Starwood Mortgage Residential Trust Series 2019-INV1, Class A3, CMO, ARM 2.916%, 9/27/49 (1)	607	591
Starwood Mortgage Residential Trust Series 2020-INV1, Class A1, CMO, ARM 1.027%, 11/25/55 (1)	649	632
Structured Agency Credit Risk Debt Notes Series 2020-DNA6, Class M1, CMO, ARM SOFR30A + 0.90%, 1.189%, 12/25/50 (1)	47	47
Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class M1, CMO, ARM SOFR30A + 0.80%, 1.089%, 8/25/33 (1)	699	694
Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2, CMO, ARM SOFR30A + 1.50%, 1.789%, 10/25/41 (1)	1,210	1,166
Structured Agency Credit Risk Debt Notes Series 2021-DNA7, Class M1, CMO, ARM SOFR30A + 0.85%, 1.139%, 11/25/41 (1)	2,085	2,049
Structured Agency Credit Risk Debt Notes Series 2021-HQA1, Class M1, CMO, ARM SOFR30A + 0.70%, 0.989%, 8/25/33 (1)	987	983
Structured Agency Credit Risk Debt Notes Series 2022-DNA3, Class M1A, CMO, ARM SOFR30A + 2.00%, 2.251%, 4/25/42 (1)	2,535	2,535
Structured Agency Credit Risk Debt Notes Series 2022-HQA1, Class M1A, CMO, ARM SOFR30A + 2.10%, 2.389%, 3/25/42 (1)	2,085	2,088
Verus Securitization Trust Series 2019-4, Class A1, CMO, STEP 2.642%, 11/25/59 (1)	408	407

Verus Securitization Trust Series 2019-INV3, Class A1, CMO, ARM 2.692%, 11/25/59 (1)	864	862
Verus Securitization Trust Series 2020-1, Class A3, CMO, STEP 2.724%, 1/25/60 (1)	2,225	2,200
Verus Securitization Trust Series 2021-1, Class A1, CMO, ARM 0.815%, 1/25/66 (1)	819	779
Verus Securitization Trust Series 2021-7, Class A1, CMO, ARM 1.829%, 10/25/66 (1)	3,531	3,280
Vista Point Securitization Trust Series 2020-1, Class A1, CMO, ARM 1.763%, 3/25/65 (1)	290	289
Wells Fargo Mortgage Backed Securities Trust Series 2021-RR1, Class A1, CMO, ARM 2.50%, 12/25/50 (1)	1,475	1,304
		42,198
Commercial Mortgage-Backed Securities 4.2%		
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class A, ARM 1M USD LIBOR + 0.93%, 1.484%, 12/15/36 (1)	1,435	1,406
BANK Series 2017-BNK8, Class B, ARM 4.06%, 11/15/50	1,795	1,730
Barclays Commercial Mortgage Trust Series 2020-BID, Class A, ARM 1M USD LIBOR + 2.14%, 2.694%, 10/15/37 (1)	3,285	3,280
BBCMS Mortgage Trust Series 2019-BWAY, Class D, ARM 1M USD LIBOR + 2.16%, 2.714%, 11/15/34 (1)	545	530
BFLD Series 2019-DPLO, Class C, ARM 1M USD LIBOR + 1.54%, 2.094%, 10/15/34 (1)	1,890	1,852
Cantor Commercial Real Estate Lending Series 2019-CF1, Class 65A, ARM 4.411%, 5/15/52 (1)	760	737
Cantor Commercial Real Estate Lending Series 2019-CF1, Class C, ARM 4.352%, 5/15/52	565	527
CD Mortgage Trust Series 2016-CD2, Class A4, ARM 3.526%, 11/10/49	910	895
Citigroup Commercial Mortgage Trust Series 2013-375P, Class C, ARM 3.635%, 5/10/35 (1)	960	943

Citigroup Commercial Mortgage Trust Series 2014-GC21, Class AS 4.026%, 5/10/47	890	890
Citigroup Commercial Mortgage Trust Series 2015-GC33, Class A4 3.778%, 9/10/58	440	440
Cold Storage Trust Series 2020-ICE5, Class B, ARM 1M USD LIBOR + 1.30%, 1.854%, 11/15/37 (1)	1,298	1,282
Commercial Mortgage Trust Series 2014-UBS5, Class A4 3.838%, 9/10/47	2,720	2,718
Commercial Mortgage Trust Series 2015-CR23, Class A3 3.23%, 5/10/48	1,015	995
Commercial Mortgage Trust Series 2015-LC21, Class A4 3.708%, 7/10/48	1,800	1,794
Commercial Mortgage Trust Series 2017-PANW, Class A 3.244%, 10/10/29 (1)	1,195	1,167
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75%, 12/10/36 (1)	2,315	2,241
Great Wolf Trust Series 2019-WOLF, Class A, ARM 1M USD LIBOR + 1.034%, 1.588%, 12/15/36 (1)	3,110	3,066
Great Wolf Trust Series 2019-WOLF, Class C, ARM 1M USD LIBOR + 1.633%, 2.187%, 12/15/36 (1)	10	10
Great Wolf Trust Series 2019-WOLF, Class D, ARM 1M USD LIBOR + 1.933%, 2.487%, 12/15/36 (1)	850	822
GS Mortgage Securities Trust Series 2018-GS9, Class A4, ARM 3.992%, 3/10/51	740	742
JPMBB Commercial Mortgage Securities Trust Series 2014-C23, Class A5 3.934%, 9/15/47	2,720	2,733
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-609M, Class A, ARM 1M USD LIBOR + 1.37%, 1.925%, 10/15/33 (1)	1,625	1,592
MHC Commercial Mortgage Trust Series 2021-MHC, Class B, ARM 1M USD LIBOR + 1.101%, 1.655%, 4/15/38 (1)	3,975	3,866
MHC Trust Series 2021-MHC2, Class D, ARM 1M USD LIBOR + 1.50%, 2.054%, 5/15/23 (1)	1,500	1,447

Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class B, ARM 4.464%, 8/15/47	40	40
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class AS, ARM 4.036%, 5/15/48	700	692
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.068%, 12/15/47	1,390	1,382
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86%, 9/15/49	300	287
Morgan Stanley Capital I Trust Series 2014-150E, Class A 3.912%, 9/9/32 (1)	2,780	2,736
Morgan Stanley Capital I Trust Series 2015-MS1, Class A4, ARM 3.779%, 5/15/48	700	693
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31%, 12/15/51	3,045	3,057
Morgan Stanley Capital I Trust Series 2019-MEAD, Class D, ARM 3.283%, 11/10/36 (1)	1,835	1,704
New Orleans Hotel Trust Series 2019-HNLA, Class C, ARM 1M USD LIBOR + 1.589%, 2.143%, 4/15/32 (1)	790	766
SFO Commercial Mortgage Trust Series 2021-555, Class B, ARM 1M USD LIBOR + 1.50%, 2.054%, 5/15/38 (1)	1,695	1,640
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class A5 2.725%, 2/15/53	2,455	2,233
WFRBS Commercial Mortgage Trust Series 2014-C19, Class B, ARM 4.723%, 3/15/47	25	25
WFRBS Commercial Mortgage Trust Series 2014-C23, Class A5 3.917%, 10/15/57	1,360	1,365
WFRBS Commercial Mortgage Trust Series 2014-LC14, Class A5 4.045%, 3/15/47	2,045	2,052
		56,377
Residential Mortgage 0.1%		
Mill City Mortgage Loan Trust Series 2018-1, Class A1, ARM 3.25%, 5/25/62 (1)	351	348

Towd Point Mortgage Trust Series 2016-2, Class A1A, ARM 2.75%, 8/25/55 (1)	10	10
Towd Point Mortgage Trust Series 2017-1, Class A1, ARM 2.75%, 10/25/56 (1)	82	81
Towd Point Mortgage Trust Series 2017-6, Class A1, ARM 2.75%, 10/25/57 (1)	255	251
Towd Point Mortgage Trust Series 2018-1, Class A1, ARM 3.00%, 1/25/58 (1)	130	129
		819
Total Non-U.S. Government Mortgage-Backed Securities (Cost $104,276)		**99,394**

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 30.2%

U.S. Government Agency Obligations 22.5%

Federal Home Loan Mortgage		
1.785%, 9/25/22	–	–
2.206%, 6/25/25	556	549
2.50%, 4/1/30 - 6/1/30	740	726
2.777%, 4/25/23	89	89
2.952%, 2/25/27	559	555
3.00%, 12/1/42 - 4/1/47	3,361	3,223
3.50%, 3/1/42 - 3/1/46	2,620	2,591
4.00%, 9/1/40 - 8/1/45	968	979
4.50%, 8/1/39 - 10/1/41	487	508
5.00%, 7/1/25 - 8/1/40	380	403
5.50%, 1/1/35 - 12/1/39	109	116
6.00%, 10/1/32 - 8/1/38	85	93
6.50%, 4/1/24 - 1/1/36	50	53
7.00%, 11/1/30 - 6/1/32	4	5
8.00%, 9/1/24	–	–
Federal Home Loan Mortgage, ARM		
12M USD LIBOR + 1.625%, 2.065%, 4/1/37	30	31
12M USD LIBOR + 1.726%, 1.976%, 7/1/35	12	13
12M USD LIBOR + 1.75%, 2.127%, 2/1/35	6	6
12M USD LIBOR + 1.83%, 2.204%, 2/1/37	9	10
12M USD LIBOR + 1.929%, 2.185%, 12/1/36	17	17
12M USD LIBOR + 2.03%, 2.275%, 11/1/36	12	12
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50	870	134
Federal Home Loan Mortgage, UMBS 2.00%, 3/1/42 - 12/1/51	11,480	10,191

2.50%, 3/1/42 - 1/1/52	11,688	10,722
3.00%, 5/1/31 - 9/1/51	6,710	6,512
3.50%, 5/1/31 - 1/1/52	3,595	3,533
4.00%, 12/1/49 - 2/1/50	3,394	3,393
4.50%, 5/1/50	225	229
5.00%, 12/1/41 - 10/1/49	2,518	2,611
5.50%, 5/1/44	1,148	1,221
Federal National Mortgage Assn.		
3.50%, 6/1/43	8	8
4.00%, 11/1/40	468	472
4.50%, 7/1/40	5	5
Federal National Mortgage Assn., ARM		
12M USD LIBOR + 1.568%, 1.818%, 7/1/35	8	8
12M USD LIBOR + 1.601%, 1.897%, 7/1/36	12	12
12M USD LIBOR + 1.655%, 1.905%, 8/1/37	2	3
12M USD LIBOR + 1.855%, 2.105%, 1/1/37	2	2
Federal National Mortgage Assn., UMBS		
1.50%, 1/1/42	2,501	2,145
2.00%, 8/1/28 - 12/1/51	10,022	8,934
2.50%, 5/1/30 - 1/1/52	29,047	26,644
3.00%, 10/1/32 - 10/1/51	40,020	38,482
3.50%, 11/1/25 - 1/1/52	26,105	25,738
4.00%, 11/1/40 - 11/1/49	15,933	16,056
4.50%, 9/1/25 - 5/1/50	10,682	11,059
5.00%, 11/1/33 - 9/1/48	2,653	2,784
5.50%, 12/1/34 - 5/1/44	3,423	3,644
6.00%, 2/1/33 - 7/1/41	1,876	2,066
6.50%, 5/1/31 - 9/1/38	244	265
7.00%, 2/1/24 - 11/1/36	13	14
7.50%, 12/1/30	1	1
8.00%, 1/1/27	—	—
UMBS, TBA (5)		
1.50%, 5/1/37	5,955	5,446
2.00%, 5/1/52	63,705	56,192
2.50%, 5/1/37 - 5/1/52	37,555	34,577
3.50%, 5/1/52	3,750	3,637
4.00%, 5/1/52	4,750	4,723
4.50%, 5/1/52	8,379	8,518
		299,960
U.S. Government Obligations 7.7%		
Government National Mortgage Assn.		
2.00%, 8/20/51	7,764	7,090
2.50%, 8/20/50 - 1/20/52	20,171	18,760
3.00%, 9/15/42 - 10/20/51	13,502	12,942
3.50%, 9/15/41 - 1/20/49	12,649	12,560

4.00%, 2/15/41 - 10/20/50	7,682	7,773
4.50%, 9/15/34 - 8/20/47	3,617	3,780
5.00%, 1/20/33 - 6/20/49	4,489	4,693
5.50%, 10/20/32 - 3/20/49	1,680	1,776
6.00%, 8/15/33 - 4/15/36	19	21
6.50%, 10/15/25 - 8/15/29	4	4
7.50%, 3/15/23 - 3/15/32	39	40
8.00%, 1/15/26	2	2
8.50%, 7/20/26	—	—
9.00%, 11/15/24	—	—
Government National Mortgage Assn., ARM		
1.625%, 7/20/23 - 8/20/23	—	—
Government National Mortgage Assn., CMO		
3.00%, 11/20/47 - 12/20/47	112	108
3.50%, 10/20/50	1,015	991
Government National Mortgage Assn., TBA (5)		
2.00%, 5/20/52	735	667
2.50%, 5/20/52	3,575	3,317
3.00%, 5/20/52	5,175	4,933
3.50%, 5/20/52	11,315	11,068
4.00%, 6/20/52	9,615	9,594
4.50%, 5/20/52	2,185	2,227
		102,346
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $422,707)		**402,306**
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 23.2%		
U.S. Government Agency Obligations 0.1%		
Federal National Mortgage Assn., 6.25%, 5/15/29	342	410
Federal National Mortgage Assn., 6.625%, 11/15/30 (3)	500	628
		1,038
U.S. Treasury Obligations 23.1%		
U.S. Treasury Bonds, 1.875%, 2/15/51 (3)	7,865	6,161
U.S. Treasury Bonds, 2.00%, 2/15/50	36,820	29,698
U.S. Treasury Bonds, 2.00%, 8/15/51	5,550	4,480
U.S. Treasury Bonds, 2.25%, 8/15/49	50	43
U.S. Treasury Bonds, 2.25%, 2/15/52	4,475	3,843
U.S. Treasury Bonds, 2.375%, 5/15/51	1,420	1,249
U.S. Treasury Bonds, 2.50%, 2/15/45	3,570	3,156
U.S. Treasury Bonds, 2.50%, 5/15/46	4,840	4,284
U.S. Treasury Bonds, 2.75%, 8/15/47	1,710	1,596
U.S. Treasury Bonds, 3.00%, 11/15/44	615	593
U.S. Treasury Bonds, 3.00%, 5/15/45 (3)	4,175	4,032

SECURITIES LENDING COLLATERAL 1.8%		
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.3%		
Money Market Funds 0.3%		
T. Rowe Price Government Reserve Fund, 0.32% (7)(8)	4,036	4,036
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank		**4,036**
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 1.5%		
Money Market Funds 1.5%		
T. Rowe Price Government Reserve Fund, 0.32% (7)(8)	20,351	20,351
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		**20,351**
Total Securities Lending Collateral (Cost $24,387)		**24,387**
Total Investments in Securities 111.8% of Net Assets (Cost $1,575,694)		**$ 1,489,368**

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $171,479 and represents 12.9% of net assets.

(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(3) See Note 4. All or a portion of this security is on loan at April 30, 2022.

(4) Insured by Assured Guaranty Municipal Corporation

(5) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $144,899 and represents 10.9% of net assets.

(6) At April 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

(7) Seven-day yield

(8) Affiliated Companies

1M USD LIBOR One month USD LIBOR (London interbank offered rate)

The accompanying notes are an integral part of these financial statements.

April 30, 2022 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market. The fund has three classes of shares: the QM U.S. Bond Index Fund (Investor Class), the QM U.S. Bond Index Fund–I Class (I Class) and the QM U.S. Bond Index Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of April 30, 2022, securities valued at $2,119,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 5% of net assets.

Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of April 30, 2022, the notional amount of protection sold by the fund totaled $46,900,000 (3.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the six months ended April 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 4% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

Mortgage-Backed Securities The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.

TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of April 30, 2022, securities valued at $4,478,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of April 30, 2022.

Dollar Rolls The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

LIBOR Transition The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund’s performance.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2022, the value of loaned securities was $23,425,000; the value of cash collateral and related investments was $24,387,000.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $43,488,000 and $106,172,000, respectively, for the six months ended April 30, 2022. Purchases and sales of U.S. government securities aggregated $1,707,495,000 and $1,740,587,000, respectively, for the six months ended April 30, 2022.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At April 30, 2022, the cost of investments for federal income tax purposes was $1,577,985,000. Net unrealized loss aggregated $91,459,000 at period-end, of which $4,462,000 related to appreciated investments and $95,921,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.07% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

In addition, the Investor Class, I Class and Z Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended April 30, 2022.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2022 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $76,000 remain subject to repayment by the fund at April 30, 2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended April 30, 2022, expenses incurred pursuant to these service agreements were $53,000 for Price Associates; $345,000 for T. Rowe Price Services, Inc.; and $56,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2022, the fund was charged $31,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $29,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At April 30, 2022, approximately 21% of the outstanding shares of the I Class were held by college savings plans.

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 7 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 7–8, 2022 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Adviser

The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Adviser.

Investment Performance of the Fund

The Board took into account discussions with the Adviser and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s total returns for various periods through December 31, 2021, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including relative performance information as of September 30, 2021, supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale

The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations (subject to contractual expense limitations). The fund’s shareholders have benefitted from economies of scale through previous reductions to the fund’s management fee, as well as a restructure from an all-inclusive management fee to an investment management fee where the fund bears its own operating expenses and the implementation of contractual expense limitations. The Board concluded that the advisory fee structure for the fund continued to be appropriate.

Fees and Expenses

The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group and Expense Universe).

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract

As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price QM U.S. Bond Index Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2022

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2022